Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.14%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$180,000	$201,080
Ziply Fiber Issuer LLC Series 2024-1A Class C144A	11.17	4-20-2054	245,000	264,125
Total asset-backed securities (Cost $443,594)				465,205

	Shares
Common stocks: 32.31%
Communication services: 2.94%
Diversified telecommunication services: 1.10%
AT&T, Inc.#	68,938	1,569,718
Orange SA	116,868	1,165,543
Telenor ASA	90,799	1,013,060
		3,748,321
Interactive media & services: 1.43%
Alphabet, Inc. Class A#	15,930	3,015,549
Meta Platforms, Inc. Class A#	3,118	1,825,620
		4,841,169
Wireless telecommunication services: 0.41%
SK Telecom Co. Ltd.	37,076	1,389,316
Consumer discretionary: 2.73%
Automobiles: 1.29%
General Motors Co.#	16,874	898,878
Honda Motor Co. Ltd.	142,700	1,358,619
Stellantis NV	46,786	608,612
Tesla, Inc.†#	3,700	1,494,208
		4,360,317
Broadline retail: 0.87%
Amazon.com, Inc.†#	13,424	2,945,091
Household durables: 0.29%
Haier Smart Home Co. Ltd. Class H	277,600	982,920
Specialty retail: 0.28%
Gap, Inc.#	40,728	962,403
Consumer staples: 1.87%
Beverages: 0.46%
Coca-Cola HBC AG	45,512	1,556,597
Consumer staples distribution & retail : 0.82%
Walmart, Inc.#	30,694	2,773,203
Household products: 0.59%
Colgate-Palmolive Co.#	21,993	1,999,383
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Energy: 1.99%
Independent power and renewable electricity producers: 0.51%
Enviva Equity†	103,033	$1,719,414
Oil, gas & consumable fuels: 1.48%
ConocoPhillips#	15,631	1,550,126
Devon Energy Corp.#	29,024	949,956
Diamondback Energy, Inc.#	9,060	1,484,300
Shell PLC	33,679	1,043,949
		5,028,331
Financials: 6.67%
Banks: 2.59%
CaixaBank SA	221,069	1,199,014
China Construction Bank Corp. Class H	1,948,000	1,625,288
Citigroup, Inc.#	34,320	2,415,785
DBS Group Holdings Ltd.	36,500	1,168,513
PNC Financial Services Group, Inc.#	5,325	1,026,926
UniCredit SpA	34,069	1,364,407
		8,799,933
Capital markets: 1.14%
3i Group PLC	35,186	1,569,919
Ares Capital Corp. BDC#	65,928	1,443,164
Plus500 Ltd.	24,696	837,230
		3,850,313
Consumer finance: 0.46%
SLM Corp.#	57,049	1,573,411
Insurance: 2.12%
Aviva PLC	173,132	1,016,095
BB Seguridade Participacoes SA	236,700	1,387,724
Power Corp. of Canada	44,396	1,384,894
SCOR SE	45,777	1,120,964
Sompo Holdings, Inc.	87,800	2,274,921
		7,184,598
Mortgage real estate investment trusts (REITs): 0.36%
Ladder Capital Corp. Class A#	109,437	1,224,600
Health care: 3.57%
Biotechnology: 1.01%
AbbVie, Inc.#	9,369	1,664,871
Gilead Sciences, Inc.#	19,028	1,757,617
		3,422,488
Health care equipment & supplies: 0.85%
Intuitive Surgical, Inc.†#	3,085	1,610,247
Lantheus Holdings, Inc.†#	14,288	1,278,204
		2,888,451
See accompanying notes to portfolio of investments
2 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Pharmaceuticals: 1.71%
Eli Lilly & Co.#	2,086	$1,610,392
Organon & Co.#	85,865	1,281,106
Pfizer, Inc.#	49,984	1,326,075
Roche Holding AG	5,579	1,559,925
		5,777,498
Industrials: 2.13%
Building products: 0.37%
Owens Corning#	7,310	1,245,039
Commercial services & supplies: 0.30%
SPIE SA	33,409	1,039,585
Electrical equipment: 0.39%
Signify NV144A	59,074	1,320,519
Industrial conglomerates: 0.56%
Hitachi Ltd.	77,100	1,888,183
Trading companies & distributors: 0.51%
Applied Industrial Technologies, Inc.#	3,251	778,517
Ferguson Enterprises, Inc.#	5,463	948,213
		1,726,730
Information technology: 8.00%
Communications equipment: 0.38%
Arista Networks, Inc.†#	11,572	1,279,053
Electronic equipment, instruments & components: 0.35%
TD SYNNEX Corp.#	10,062	1,180,071
IT services: 0.32%
Wix.com Ltd.†#	5,135	1,101,714
Semiconductors & semiconductor equipment: 3.06%
Broadcom, Inc.#	10,710	2,483,006
KLA Corp.#	2,187	1,378,073
NVIDIA Corp.#	30,502	4,096,114
Taiwan Semiconductor Manufacturing Co. Ltd. ADR#	12,251	2,419,450
		10,376,643
Software: 2.45%
InterDigital, Inc.#	10,052	1,947,273
Microsoft Corp.#	8,338	3,514,467
Open Text Corp.	36,688	1,038,275
SAP SE	7,329	1,802,744
		8,302,759
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals: 1.44%
Apple, Inc.#	15,071	$3,774,080
Dell Technologies, Inc. Class C#	9,828	1,132,579
		4,906,659
Materials: 0.35%
Metals & mining: 0.35%
Alrosa PJSC (Acquired 5-6-2021, cost $65,232)♦†˃	42,660	0
Fortescue Ltd.	105,211	1,188,447
		1,188,447
Real estate: 1.29%
Health care REITs: 0.45%
Omega Healthcare Investors, Inc.#	40,189	1,521,154
Retail REITs : 0.32%
Simon Property Group, Inc.#	6,417	1,105,071
Specialized REITs : 0.52%
VICI Properties, Inc. Class A#	60,079	1,754,908
Utilities: 0.76%
Gas utilities: 0.33%
UGI Corp.#	39,874	1,125,643
Multi-utilities: 0.43%
Engie SA	92,434	1,465,898
Investment Companies: 0.01%
Resolute Topco, Inc.‡†	5,151	41,208
Total common stocks (Cost $87,572,846)		109,597,041

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 35.24%
Basic materials: 0.46%
Chemicals: 0.33%
Chemours Co.144A	8.00%	1-15-2033	$495,000	483,643
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	650,000	617,054
				1,100,697
Iron/steel: 0.13%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	460,000	451,771
Communications: 5.21%
Advertising: 0.59%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	465,000	406,851
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	660,000	691,169
See accompanying notes to portfolio of investments
4 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Advertising(continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63%	3-15-2030	$225,000	$207,913
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	650,000	679,407
				1,985,340
Internet: 0.56%
Arches Buyer, Inc.144A	4.25	6-1-2028	420,000	385,743
Arches Buyer, Inc.144A	6.13	12-1-2028	335,000	299,077
Cablevision Lightpath LLC144A	3.88	9-15-2027	550,000	520,671
Cablevision Lightpath LLC144A	5.63	9-15-2028	375,000	347,869
Match Group Holdings II LLC144A	5.63	2-15-2029	360,000	349,578
				1,902,938
Media: 2.53%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	730,000	592,242
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	1,700,000	1,525,913
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	475,000	457,850
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	400,000	382,172
CSC Holdings LLC144A	3.38	2-15-2031	865,000	606,722
CSC Holdings LLC144A	5.50	4-15-2027	760,000	680,200
Directv Financing LLC/Directv Financing Co-Obligor, Inc.144A	5.88	8-15-2027	660,000	643,037
DISH DBS Corp.144A	5.75	12-1-2028	210,000	179,549
DISH Network Corp.144A	11.75	11-15-2027	1,000,000	1,059,192
Nexstar Media, Inc.144A	5.63	7-15-2027	470,000	458,417
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	415,000	396,076
Sirius XM Radio LLC144A	4.13	7-1-2030	835,000	728,744
Townsquare Media, Inc.144A	6.88	2-1-2026	890,000	883,966
				8,594,080
Telecommunications: 1.53%
CommScope LLC144A	6.00	3-1-2026	1,160,000	1,154,200
CommScope LLC144A	8.25	3-1-2027	450,000	430,367
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	500,000	453,474
Level 3 Financing, Inc.144A	3.63	1-15-2029	525,000	417,375
Level 3 Financing, Inc.144A	3.88	10-15-2030	175,000	139,668
Level 3 Financing, Inc.144A	10.50	4-15-2029	1,080,000	1,203,552
Lumen Technologies, Inc.144A	10.00	10-15-2032	417,375	414,870
Viasat, Inc.144A	5.63	4-15-2027	475,000	459,758
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	495,000	511,247
				5,184,511
Consumer, cyclical: 5.66%
Airlines: 0.21%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	162,500	161,975
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	555,000	550,386
				712,361
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Apparel: 0.10%
Crocs, Inc.144A	4.13%	8-15-2031	$385,000	$334,956
Entertainment: 1.19%
CCM Merger, Inc.144A	6.38	5-1-2026	1,460,000	1,456,309
Churchill Downs, Inc.144A	6.75	5-1-2031	525,000	530,678
Cinemark USA, Inc.144A	7.00	8-1-2032	1,325,000	1,350,612
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.144A	6.63	5-1-2032	675,000	684,123
				4,021,722
Home builders: 0.25%
LGI Homes, Inc.144A	8.75	12-15-2028	570,000	597,900
Tri Pointe Homes, Inc.	5.70	6-15-2028	270,000	268,249
				866,149
Housewares: 0.19%
Newell Brands, Inc.	6.38	5-15-2030	655,000	656,079
Leisure time: 0.83%
NCL Corp. Ltd.144A	5.88	2-15-2027	405,000	403,733
NCL Corp. Ltd.144A	7.75	2-15-2029	330,000	346,508
NCL Corp. Ltd.144A	8.13	1-15-2029	210,000	221,284
Sabre Global, Inc.144A	10.75	11-15-2029	1,104,000	1,138,933
Viking Cruises Ltd.144A	7.00	2-15-2029	690,000	693,786
				2,804,244
Lodging: 0.15%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	490,000	504,874
Retail: 2.74%
Bath & Body Works, Inc.144A	6.63	10-1-2030	255,000	256,833
Carvana Co. (PIK at 13.00%)144A¥	13.00	6-1-2030	775,000	850,913
FirstCash, Inc.144A	4.63	9-1-2028	405,000	383,857
FirstCash, Inc.144A	6.88	3-1-2032	705,000	707,876
Gap, Inc.144A	3.88	10-1-2031	855,000	739,331
Group 1 Automotive, Inc.144A	6.38	1-15-2030	430,000	430,859
Lithia Motors, Inc.144A	4.38	1-15-2031	505,000	457,890
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	515,000	502,748
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	755,000	708,786
Michaels Cos., Inc.144A	7.88	5-1-2029	770,000	467,087
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	930,000	898,994
Saks Global Enterprises LLC144A%%	11.00	12-15-2029	610,000	587,576
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	370,000	370,638
Sonic Automotive, Inc.144A	4.63	11-15-2029	260,000	239,932
Sonic Automotive, Inc.144A	4.88	11-15-2031	495,000	444,111
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	415,000	433,890
Walgreens Boots Alliance, Inc.	8.13	8-15-2029	545,000	539,485
Yum! Brands, Inc.	4.63	1-31-2032	305,000	281,830
				9,302,636
See accompanying notes to portfolio of investments
6 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 5.08%
Commercial services: 1.56%
Allied Universal Holdco LLC144A	7.88%	2-15-2031	$455,000	$465,049
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	370,000	337,128
Block, Inc.144A	6.50	5-15-2032	545,000	550,261
CoreCivic, Inc.	8.25	4-15-2029	1,230,000	1,300,851
GEO Group, Inc.	8.63	4-15-2029	355,000	374,944
Grand Canyon University	5.13	10-1-2028	1,000,000	936,190
Service Corp. International	5.75	10-15-2032	660,000	640,189
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	795,000	704,998
				5,309,610
Food: 0.45%
B&G Foods, Inc.144A	8.00	9-15-2028	785,000	806,956
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	500,000	452,421
Performance Food Group, Inc.144A	6.13	9-15-2032	260,000	259,988
				1,519,365
Healthcare-services: 2.50%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	390,000	320,318
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	475,000	425,318
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	475,000	490,071
Concentra Escrow Issuer Corp.144A	6.88	7-15-2032	525,000	536,004
DaVita, Inc.144A	6.88	9-1-2032	875,000	881,707
Eastern Maine Healthcare Systems	5.02	7-1-2036	1,000,000	898,152
IQVIA, Inc.144A	6.50	5-15-2030	490,000	498,610
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	280,000	240,035
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	935,000	609,124
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	390,000	372,415
Star Parent, Inc.144A	9.00	10-1-2030	730,000	758,178
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	350,000	357,033
Tenet Healthcare Corp.	6.75	5-15-2031	1,185,000	1,197,135
Toledo Hospital	6.02	11-15-2048	1,000,000	884,100
				8,468,200
Household products/wares: 0.09%
Central Garden & Pet Co.	4.13	10-15-2030	345,000	309,855
Pharmaceuticals: 0.48%
AdaptHealth LLC144A	5.13	3-1-2030	805,000	729,458
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	840,000	890,008
				1,619,466
Energy: 5.02%
Energy-alternate sources: 0.20%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	2,460,000	0
TerraForm Power Operating LLC144A	5.00	1-31-2028	710,000	684,048
				684,048
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 7

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas: 1.30%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50%	10-1-2029	$375,000	$383,501
California Resources Corp.144A	8.25	6-15-2029	450,000	456,321
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	885,000	903,012
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	350,000	369,249
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	700,000	647,358
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	220,000	224,574
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	245,000	235,792
Murphy Oil Corp.	6.00	10-1-2032	305,000	293,045
Nabors Industries Ltd.144A	7.50	1-15-2028	285,000	263,899
Nabors Industries, Inc.144A	9.13	1-31-2030	615,000	625,432
				4,402,183
Oil & gas services: 0.62%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	320,000	319,602
Bristow Group, Inc.144A	6.88	3-1-2028	1,245,000	1,238,503
Oceaneering International, Inc.	6.00	2-1-2028	545,000	537,570
				2,095,675
Pipelines: 2.90%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	570,000	574,151
Buckeye Partners LP	5.85	11-15-2043	425,000	368,115
Buckeye Partners LP144A	6.88	7-1-2029	260,000	263,150
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	475,000	453,686
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	955,000	1,004,025
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	155,000	162,432
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	275,000	275,113
Harvest Midstream I LP144A	7.50	9-1-2028	730,000	736,447
Harvest Midstream I LP144A	7.50	5-15-2032	295,000	300,377
Hess Midstream Operations LP144A	5.50	10-15-2030	225,000	217,519
Hess Midstream Operations LP144A	6.50	6-1-2029	145,000	146,434
Kinetik Holdings LP144A	5.88	6-15-2030	705,000	693,935
Prairie Acquiror LP144A	9.00	8-1-2029	725,000	746,919
Rockies Express Pipeline LLC144A	6.88	4-15-2040	855,000	812,792
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	930,000	880,588
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	445,000	449,153
Venture Global LNG, Inc.144A	8.38	6-1-2031	945,000	985,566
Venture Global LNG, Inc.144A	9.88	2-1-2032	355,000	389,534
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	370,000	386,851
				9,846,787
See accompanying notes to portfolio of investments
8 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 5.55%
Banks: 0.29%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38%	1-27-2027	$405,000	$389,951
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	630,000	611,680
				1,001,631
Diversified financial services: 2.25%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	820,000	804,228
Discover Financial Services Series C (U.S. SOFR 3 Month+3.34%)ʊ±	5.50	10-30-2027	340,000	330,957
Encore Capital Group, Inc.144A	9.25	4-1-2029	575,000	612,607
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	120,000	118,883
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	515,000	529,248
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	485,000	454,948
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	6.63	10-15-2031	425,000	424,327
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	425,000	450,200
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	570,000	569,034
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	610,000	617,600
Navient Corp.	5.00	3-15-2027	210,000	205,833
Navient Corp.	11.50	3-15-2031	350,000	391,414
OneMain Finance Corp.	7.88	3-15-2030	580,000	605,031
PRA Group, Inc.144A	5.00	10-1-2029	850,000	777,524
United Wholesale Mortgage LLC144A	5.50	4-15-2029	755,000	727,253
				7,619,087
Insurance: 1.05%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer144A	7.38	10-1-2032	835,000	842,684
AmWINS Group, Inc.144A	4.88	6-30-2029	305,000	286,394
AmWINS Group, Inc.144A	6.38	2-15-2029	315,000	316,932
BroadStreet Partners, Inc.144A	5.88	4-15-2029	525,000	507,928
HUB International Ltd.144A	5.63	12-1-2029	365,000	354,032
HUB International Ltd.144A	7.25	6-15-2030	125,000	128,094
HUB International Ltd.144A	7.38	1-31-2032	755,000	766,818
Panther Escrow Issuer LLC144A	7.13	6-1-2031	350,000	353,498
				3,556,380
Investment Companies: 0.08%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	6-15-2030	270,000	259,122
REITS: 1.88%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	230,000	236,443
Brandywine Operating Partnership LP	8.88	4-12-2029	735,000	782,190
Iron Mountain, Inc.144A	4.50	2-15-2031	335,000	306,260
Iron Mountain, Inc.144A	5.25	7-15-2030	1,230,000	1,174,108
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	725,000	742,887
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 9

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS(continued)
MPT Operating Partnership LP/MPT Finance Corp.	5.25%	8-1-2026	$580,000	$533,973
Service Properties Trust	8.38	6-15-2029	295,000	285,192
Service Properties Trust144A	8.63	11-15-2031	1,035,000	1,077,009
Starwood Property Trust, Inc.144A	6.50	7-1-2030	505,000	505,634
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	135,000	118,530
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	10.50	2-15-2028	595,000	634,437
				6,396,663
Industrial: 3.71%
Aerospace/defense: 0.58%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	775,000	857,621
TransDigm, Inc.144A	6.63	3-1-2032	1,090,000	1,099,838
				1,957,459
Building materials: 0.87%
Builders FirstSource, Inc.144A	6.38	3-1-2034	455,000	449,056
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	1,130,000	1,082,826
CP Atlas Buyer, Inc.144A	7.00	12-1-2028	535,000	470,519
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	725,000	725,967
JELD-WEN, Inc.144A	7.00	9-1-2032	250,000	232,020
				2,960,388
Electrical components & equipment: 0.36%
Energizer Holdings, Inc.144A	4.38	3-31-2029	500,000	464,427
WESCO Distribution, Inc.144A	6.63	3-15-2032	725,000	736,871
				1,201,298
Environmental control: 0.11%
Clean Harbors, Inc.144A	6.38	2-1-2031	380,000	382,576
Hand/machine tools: 0.49%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	475,000	526,688
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	1,127,058	1,135,556
				1,662,244
Machinery-diversified: 0.17%
Chart Industries, Inc.144A	7.50	1-1-2030	230,000	239,126
Chart Industries, Inc.144A	9.50	1-1-2031	315,000	337,569
				576,695
Packaging & containers: 0.39%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	600,000	595,309
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	245,000	246,658
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	170,000	173,435
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	305,000	314,394
				1,329,796
See accompanying notes to portfolio of investments
10 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation: 0.13%
Genesee & Wyoming, Inc.144A	6.25%	4-15-2032	$435,000	$437,623
Trucking & leasing: 0.61%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50	6-15-2045	400,000	399,125
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	560,000	547,705
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	790,000	805,913
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	310,000	316,110
				2,068,853
Technology: 2.14%
Computers: 0.41%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	120,000	123,186
Insight Enterprises, Inc.144A	6.63	5-15-2032	220,000	221,241
McAfee Corp.144A	7.38	2-15-2030	390,000	378,778
Seagate HDD Cayman	8.50	7-15-2031	635,000	679,043
				1,402,248
Office/business equipment: 0.14%
Zebra Technologies Corp.144A	6.50	6-1-2032	490,000	497,059
Semiconductors: 0.08%
Entegris, Inc.144A	5.95	6-15-2030	265,000	262,837
Software: 1.51%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	1,060,000	1,007,367
Cloud Software Group, Inc.144A	6.50	3-31-2029	530,000	520,218
Cloud Software Group, Inc.144A	8.25	6-30-2032	755,000	778,066
Cloud Software Group, Inc.144A	9.00	9-30-2029	1,165,000	1,182,817
Ellucian Holdings, Inc.144A	6.50	12-1-2029	300,000	300,127
Rocket Software, Inc.144A	9.00	11-28-2028	650,000	673,128
SS&C Technologies, Inc.144A	6.50	6-1-2032	645,000	650,633
				5,112,356
Utilities: 2.41%
Electric: 2.41%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95	7-15-2055	540,000	528,131
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	495,000	508,422
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	580,000	597,990
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)144A±	7.63	12-15-2054	730,000	759,422
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055	535,000	534,847
NextEra Energy Operating Partners LP144A	7.25	1-15-2029	780,000	797,820
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	670,000	628,829
PG&E Corp.	5.25	7-1-2030	595,000	582,402
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	870,000	892,822
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	825,000	787,282
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 11

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00%	12-15-2026		$445,000	$447,538
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029		420,000	448,086
Vistra Operations Co. LLC144A	7.75	10-15-2031		620,000	650,421
					8,164,012
Total corporate bonds and notes (Cost $118,939,022)					119,525,874
Foreign corporate bonds and notes: 4.46%
Financial: 4.46%
Banks: 3.25%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	1,300,000	1,327,416
AIB Group PLC (EURIBOR ICE Swap Rate 11:00am+4.39%)ʊ±	7.13	10-30-2029	EUR	1,000,000	1,096,756
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	800,000	856,772
CaixaBank SA (EURIBOR ICE Swap Rate 11:00am+5.14%)ʊ±	8.25	3-13-2029	EUR	800,000	918,633
Commerzbank AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+6.36%)ʊ±	6.13	10-9-2025	EUR	600,000	626,948
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	1,300,000	1,430,976
Deutsche Bank AG (EURIBOR ICE Swap Rate 11:00am+5.11%)ʊ±	7.38	10-30-2031	EUR	600,000	633,890
Intesa Sanpaolo SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+5.85%)ʊ±	5.50	3-1-2028	EUR	1,200,000	1,255,450
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+3.99%)ʊ±	6.25	9-17-2031	EUR	1,000,000	1,068,000
Unicaja Banco SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+5.02%)ʊ±	4.88	11-18-2026	EUR	600,000	601,292
UniCredit SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.61%)ʊ±	4.45	12-3-2027	EUR	1,200,000	1,216,655
					11,032,788
Insurance: 0.69%
ASR Nederland NV (EURIBOR ICE Swap Rate 11:00am+4.03%)ʊ±	6.63	12-27-2031	EUR	900,000	977,387
Aviva PLC (UK Gilts 5 Year+4.65%)ʊ±	6.88	12-15-2031	GBP	750,000	927,188
SCOR SE (EURIBOR ICE Swap Rate 11:00am+3.86%)ʊ±	6.00	6-20-2034	EUR	400,000	420,037
					2,324,612
Savings & loans: 0.52%
Coventry Building Society (UK Gilts 5 Year+4.73%)ʊ±	8.75	6-11-2029	GBP	400,000	515,532
Nationwide Building Society (UK Gilts 5 Year+3.85%)ʊ±	7.50	12-20-2030	GBP	1,000,000	1,255,186
					1,770,718
Total foreign corporate bonds and notes (Cost $15,271,415)					15,128,118
See accompanying notes to portfolio of investments
12 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Investment companies: 4.02%
Exchange-traded funds: 4.02%
iShares Core S&P 500 ETF	23,157	$13,632,063
Total investment companies (Cost $13,661,006)		13,632,063

	Interest rate	Maturity date	Principal
Loans: 2.12%
Communications: 0.19%
Media: 0.19%
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%)±	8.90%	1-18-2028	$464,530	454,724
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)‡±	8.86	9-30-2027	284,401	190,549
				645,273
Consumer, cyclical: 0.95%
Airlines: 0.08%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.37	10-20-2027	275,285	279,888
Auto parts & equipment: 0.15%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.85	3-30-2027	556,461	521,220
Entertainment: 0.18%
Crown Finance U.S., Inc. (U.S. SOFR 3 Month+4.25%)±	11.75	12-2-2031	605,000	604,244
Housewares: 0.10%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.11	10-30-2029	325,875	327,446
Retail: 0.44%
Chinos Intermediate 2 LLC (U.S. SOFR 3 Month+6.00%)±	10.56	9-26-2031	570,000	576,270
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.84	3-3-2028	705,000	683,483
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	8.21	2-11-2028	243,741	242,522
				1,502,275
Consumer, non-cyclical: 0.34%
Healthcare-services: 0.34%
LifePoint Health, Inc. (U.S. SOFR 3 Month+3.50%)±	7.96	5-17-2031	134,663	134,831
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.08	7-1-2031	1,064,650	1,002,549
				1,137,380
Energy: 0.08%
Pipelines: 0.08%
Prairie Acquiror LP (U.S. SOFR 1 Month+4.25%)±	8.59	8-1-2029	267,978	269,653
Financial: 0.51%
Diversified financial services: 0.18%
Jane Street Group LLC (U.S. SOFR 3 Month+2.00%)±	6.40	12-11-2031	215,000	214,071
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+6.50%)±	11.09	4-30-2027	413,785	403,440
				617,511
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 13

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 0.26%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.71%	7-31-2027	$274,288	$273,388
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.72	1-31-2028	414,029	403,384
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	9.08	5-6-2032	184,210	188,164
				864,936
REITS: 0.07%
Blackstone Mortgage Trust, Inc. (U.S. SOFR 3 Month+3.75%)‡±	8.16	12-11-2028	235,000	235,881
Technology: 0.05%
Software: 0.05%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.61	11-28-2028	184,070	185,221
Total loans (Cost $7,270,793)				7,190,928
Municipal obligations: 3.51%
California: 0.54%
Education revenue: 0.32%
California PFA EEC, Inc. Series B144A	5.00	6-15-2031	990,000	932,917
California School Finance Authority Fenton Charter Public Schools Series B144A	4.25	7-1-2025	140,000	140,325
				1,073,242
Tobacco revenue: 0.22%
Golden State Tobacco Securitization Corp. Series A-1	4.21	6-1-2050	1,000,000	740,723
				1,813,965
Colorado: 0.13%
Health revenue: 0.13%
Denver Health & Hospital Authority Series B	5.15	12-1-2026	445,000	445,033
Florida: 0.45%
Education revenue: 0.14%
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-2144A	5.43	6-1-2027	465,000	465,062
Water & sewer revenue: 0.31%
Charlotte County IDA MSKP Town & Country Utility LLC Series B144A	5.00	10-1-2036	1,180,000	1,044,615
				1,509,677
Georgia: 0.06%
Health revenue: 0.06%
Development Authority of Cobb County Presbyterian Village Austell, Inc. Series B144A	5.75	12-1-2028	200,000	195,319
Guam: 0.16%
Airport revenue: 0.16%
Antonio B Won Pat International Airport Authority Series A	4.46	10-1-2043	675,000	553,532
See accompanying notes to portfolio of investments
14 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 0.36%
GO revenue: 0.36%
Chicago Board of Education Series E	6.04%	12-1-2029	$1,255,000	$1,236,039
Indiana: 0.14%
Health revenue: 0.14%
County of Knox Good Samaritan Hospital Obligated Group Series B	5.90	4-1-2034	480,000	464,142
Iowa: 0.34%
Housing revenue: 0.34%
City of Coralville Series C	5.00	5-1-2030	1,200,000	1,162,804
Louisiana: 0.15%
Health revenue: 0.15%
Louisiana Local Government Environmental Facilities & CDA Glen Retirement System Obligated Group Series B	5.75	1-1-2029	525,000	509,273
New Jersey: 0.28%
Education revenue: 0.28%
New Jersey Educational Facilities Authority Georgian Court University A New Jersey Non Profit Corp. Series H	4.25	7-1-2028	1,000,000	938,339
New York: 0.10%
Health revenue: 0.04%
Jefferson County Civic Facility Development Corp. Samaritan Medical Center Obligated Group Series B	4.25	11-1-2028	150,000	143,064
Utilities revenue: 0.06%
New York State Energy Research & Development Authority Series A	4.81	4-1-2034	195,000	191,731
				334,795
Oklahoma: 0.14%
Health revenue: 0.14%
Oklahoma Development Finance Authority OU Medicine Obligated Group Series C	5.45	8-15-2028	500,000	480,844
Texas: 0.48%
Industrial development revenue: 0.48%
Port of Beaumont IDA Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	4.10	1-1-2028	700,000	622,066
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	10.00	7-1-2026	1,000,000	1,021,776
				1,643,842
Wisconsin: 0.18%
Education revenue: 0.18%
PFA Burrell College of Osteopathic Medicine LLC144A	5.13	6-1-2028	635,000	616,472
Total municipal obligations (Cost $12,693,914)				11,904,076
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 15

Portfolio of investments—December 31, 2024 (unaudited)

	Dividend rate	Shares	Value
Preferred stocks: 0.34%
Energy: 0.34%
Oil, gas & consumable fuels: 0.34%
Petroleo Brasileiro SA	0.11	194,412	$1,149,846
Total preferred stocks (Cost $1,428,048)			1,149,846

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 11.95%
Basic materials: 0.16%
Chemicals: 0.16%
Braskem Netherlands Finance BV144A	4.50%	1-31-2030	$635,000	537,550
Communications: 1.10%
Internet: 0.20%
Rakuten Group, Inc.144A	9.75	4-15-2029	430,000	465,421
Rakuten Group, Inc. (5 Year Treasury Constant Maturity+4.25%)144Aʊ±	8.13	12-15-2029	200,000	197,110
				662,531
Media: 0.37%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	850,000	734,131
VZ Secured Financing BV144A	5.00	1-15-2032	605,000	535,097
				1,269,228
Telecommunications: 0.53%
Altice Financing SA144A	9.63	7-15-2027	280,000	257,843
Altice France SA144A	5.50	10-15-2029	615,000	460,652
Telecom Italia Capital SA	7.20	7-18-2036	365,000	366,650
Zegona Finance PLC144A	8.63	7-15-2029	665,000	704,922
				1,790,067
Consumer, cyclical: 1.57%
Airlines: 0.68%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	1,105,000	1,176,825
Latam Airlines Group SA144A	7.88	4-15-2030	540,000	546,674
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	590,000	593,706
				2,317,205
Entertainment: 0.23%
Banijay Entertainment SASU144A	8.13	5-1-2029	755,000	781,661
Leisure time: 0.66%
Carnival Corp.144A	6.00	5-1-2029	935,000	932,788
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	405,000	404,038
Royal Caribbean Cruises Ltd.144A	6.25	3-15-2032	895,000	905,723
				2,242,549
See accompanying notes to portfolio of investments
16 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.60%
Cosmetics/Personal Care: 0.16%
Perrigo Finance Unlimited Co. Series USD	6.13%	9-30-2032	$555,000	$542,696
Pharmaceuticals: 0.44%
Bausch Health Cos., Inc.144A	5.25	1-30-2030	270,000	147,150
Bausch Health Cos., Inc.144A	6.13	2-1-2027	735,000	667,013
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	600,000	670,595
				1,484,758
Energy: 1.05%
Oil & gas: 0.41%
Baytex Energy Corp.144A	8.50	4-30-2030	295,000	301,406
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	662,683	659,462
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	437,000	424,836
				1,385,704
Pipelines: 0.64%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	725,000	760,661
Northriver Midstream Finance LP144A	6.75	7-15-2032	625,000	628,707
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)144A±	7.63	3-1-2055	755,000	774,077
				2,163,445
Financial: 6.51%
Banks: 5.80%
Banco Bilbao Vizcaya Argentaria SA (5 Year Treasury Constant Maturity+5.10%)ʊ±	9.38	3-19-2029	900,000	979,581
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	450,000	462,222
Banco Santander SA (5 Year Treasury Constant Maturity+5.31%)ʊ±	9.63	11-21-2028	1,215,000	1,334,942
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	305,000	319,330
Barclays PLC (USD SOFR ICE Swap Rate 11:00am NY 5 Year+5.78%)ʊ±	9.63	12-15-2029	1,400,000	1,540,519
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.66%)144A±	8.45	6-29-2038	335,000	346,942
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	330,000	339,431
BNP Paribas SA (5 Year Treasury Constant Maturity+4.35%)ʊ±	8.50	8-14-2028	1,400,000	1,458,815
Danske Bank AS (7 Year Treasury Constant Maturity+4.13%)ʊ±	7.00	6-26-2025	800,000	802,936
HSBC Holdings PLC (5 Year Treasury Constant Maturity+3.65%)ʊ±	4.60	12-17-2030	1,750,000	1,546,234
ING Groep NV (5 Year Treasury Constant Maturity+3.51%)ʊ±	4.88	5-16-2029	1,000,000	914,456
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	710,000	710,015
NatWest Group PLC (5 Year Treasury Constant Maturity+3.10%)ʊ±	4.60	6-28-2031	1,500,000	1,274,124
Nordea Bank Abp (5 Year Treasury Constant Maturity+2.60%)ʊ±	3.75	3-1-2029	1,200,000	1,041,034
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 17

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Skandinaviska Enskilda Banken AB (5 Year Treasury Constant Maturity+3.46%)ʊ±	5.13%	5-13-2025	$1,000,000	$993,750
Societe Generale SA (USD ICE Swap Rate 11:00am NY 5 Year+5.87%)144Aʊ±	8.00	9-29-2025	1,300,000	1,314,269
Standard Chartered PLC (5 Year Treasury Constant Maturity+3.81%)ʊ±	4.75	1-14-2031	1,000,000	870,187
Svenska Handelsbanken AB (5 Year Treasury Constant Maturity+4.05%)ʊ±	4.75	3-1-2031	1,000,000	902,500
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	790,000	752,408
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)ʊ±	4.88	2-12-2027	1,600,000	1,523,863
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	245,000	255,218
				19,682,776
Diversified financial services: 0.45%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	185,000	190,397
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	640,000	643,192
GGAM Finance Ltd.144A	5.88	3-15-2030	725,000	711,160
				1,544,749
Insurance: 0.26%
Allianz SE (5 Year Treasury Constant Maturity+2.17%)ʊ±	3.20	10-30-2027	1,000,000	867,418
Industrial: 0.74%
Aerospace/defense: 0.20%
Bombardier, Inc.144A	8.75	11-15-2030	625,000	671,834
Electronics: 0.17%
Sensata Technologies BV144A	5.88	9-1-2030	580,000	565,167
Machinery-diversified: 0.13%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	450,000	449,671
Packaging & containers: 0.24%
Trivium Packaging Finance BV144A	8.50	8-15-2027	825,000	823,733
Utilities: 0.22%
Electric: 0.22%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	800,000	751,133
Total yankee corporate bonds and notes (Cost $40,494,710)				40,533,875
See accompanying notes to portfolio of investments
18 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.74%
Investment companies: 4.74%
Allspring Government Money Market Fund Select Class♠∞##		4.42%	16,070,579	$16,070,579
Total short-term investments (Cost $16,070,579)				16,070,579
Total investments in securities (Cost $313,845,927)	98.83%			335,197,605
Other assets and liabilities, net	1.17			3,969,724
Total net assets	100.00%			$339,167,329

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original an aggregate cost of $65,232), representing 0.00% of its net assets as of period end.

‡	Security is valued using significant unobservable inputs.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
ADR	American depositary receipt
BDC	Business Development Company
CDA	Community Development Authority
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
GO	General obligation
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$14,205,284	$50,060,390	$(48,195,095)	$0	$0	$16,070,579	16,070,579	$160,770
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 19

Portfolio of investments—December 31, 2024 (unaudited)

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	12,324,382	EUR	11,700,000	Citibank N.A.	1-15-2025	$208,465	$0
USD	325,647	EUR	310,000	Citibank N.A.	1-15-2025	4,627	0
USD	2,767,932	GBP	2,200,000	Citibank N.A.	1-15-2025	13,817	0
						$226,909	$0
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	96	3-20-2025	$10,459,586	$10,440,000	$0	$(19,586)
Ultra 10-Year U.S. Treasury Notes	309	3-20-2025	34,801,803	34,395,563	0	(406,240)
E-Mini S&P 500 Index	52	3-21-2025	15,932,215	15,432,950	0	(499,265)
MSCI EAFE Index	21	3-21-2025	2,453,816	2,380,875	0	(72,941)
MSCI Emerging Markets Index	19	3-21-2025	1,059,473	1,020,110	0	(39,363)
					$0	$(1,037,395)
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Co.	(589)	$(4,829,800)	$82.00	1-3-2025	$0
iShares MSCI EAFE ETF	Morgan Stanley Co.	(1,156)	(9,710,400)	84.00	1-17-2025	(1)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(798)	(6,703,200)	84.00	1-24-2025	(5,985)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(787)	(3,580,850)	45.50	1-3-2025	0
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,416)	(6,584,400)	46.50	1-10-2025	0
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(282)	(1,254,900)	44.50	1-17-2025	(846)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(98)	(445,900)	45.50	1-17-2025	(4)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(550)	(2,447,500)	44.50	1-24-2025	(2,750)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(1)	(2,347,500)	23,475.00	1-17-2025	(85)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(1)	(2,242,500)	22,425.00	1-24-2025	(1,915)
Russell 2000 Index	Morgan Stanley Co.	(18)	(4,608,000)	2,560.00	1-3-2025	0
Russell 2000 Index	Morgan Stanley Co.	(19)	(4,750,000)	2,500.00	1-10-2025	(475)
Russell 2000 Index	Morgan Stanley Co.	(7)	(1,757,000)	2,510.00	1-10-2025	(4)
Russell 2000 Index	Morgan Stanley Co.	(18)	(4,860,000)	2,700.00	1-17-2025	0
Russell 2000 Index	Morgan Stanley Co.	(9)	(2,358,000)	2,620.00	1-24-2025	(427)
Russell 2000 Index	Morgan Stanley Co.	(5)	(1,190,000)	2,380.00	1-24-2025	(3,050)
S&P 500 Index	Morgan Stanley Co.	(1)	(627,500)	6,275.00	1-3-2025	(15)
S&P 500 Index	Morgan Stanley Co.	(23)	(14,835,000)	6,450.00	1-3-2025	(173)
S&P 500 Index	Morgan Stanley Co.	(25)	(15,937,500)	6,375.00	1-10-2025	(313)
S&P 500 Index	Morgan Stanley Co.	(17)	(10,761,000)	6,330.00	1-24-2025	(807)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(199)	(8,955,000)	450.00	1-17-2025	(2,189)
SPDR STOXX 50 ETF	Morgan Stanley Co.	(142)	(710,000)	50.00	1-17-2025	(1,420)
						$(20,459)
See accompanying notes to portfolio of investments
20 | Allspring Diversified Income Builder Fund

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options and swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or
Allspring Diversified Income Builder Fund | 21

Notes to portfolio of investments—December 31, 2024 (unaudited)
assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
22 | Allspring Diversified Income Builder Fund

Notes to portfolio of investments—December 31, 2024 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$465,205	$0	$465,205
Common stocks
Communication services	7,576,430	2,402,376	0	9,978,806
Consumer discretionary	7,283,500	1,967,231	0	9,250,731
Consumer staples	6,329,183	0	0	6,329,183
Energy	5,028,331	1,719,414	0	6,747,745
Financials	17,605,803	5,027,052	0	22,632,855
Health care	10,528,512	1,559,925	0	12,088,437
Industrials	5,331,873	1,888,183	0	7,220,056
Information technology	25,344,155	1,802,744	0	27,146,899
Investment Companies	0	0	41,208	41,208
Materials	1,188,447	0	0	1,188,447
Real estate	4,381,133	0	0	4,381,133
Utilities	2,591,541	0	0	2,591,541
Corporate bonds and notes	0	119,525,874	0	119,525,874
Foreign corporate bonds and notes	0	15,128,118	0	15,128,118
Investment companies	13,632,063	0	0	13,632,063
Loans	0	6,764,498	426,430	7,190,928
Municipal obligations	0	11,904,076	0	11,904,076
Preferred stocks
Energy	0	1,149,846	0	1,149,846
Yankee corporate bonds and notes	0	40,533,875	0	40,533,875
Short-term investments
Investment companies	16,070,579	0	0	16,070,579
	122,891,550	211,838,417	467,638	335,197,605
Forward foreign currency contracts	0	226,909	0	226,909
Total assets	$122,891,550	$212,065,326	$467,638	$335,424,514
Liabilities
Futures contracts	$1,037,395	$0	$0	$1,037,395
Written options	20,450	9	0	20,459
Total liabilities	$1,057,845	$9	$0	$1,057,854
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of December 31, 2024, $1,995,000 was segregated as cash collateral for these open futures contracts.  The Fund also had $530,000 segregated as cash collateral for open forward foreign currency contracts.
At December 31, 2024, the Fund had no material transfers into/out of Level 3.
Allspring Diversified Income Builder Fund | 23